Note 13 - Carrying Value of The Financial Instruments held at Fair Value (Detail: Text Values) € in Millions	Dec. 31, 2020 EUR (€)
Quoted prices in active market (Level 1)
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Net movement of Trading Assets due to liquidity testing procedures refinement	€ (2,000)
Net movement of Financial Assets at Fair Value through Other Comprehensive Income due to liquidity testing procedures refinement	(9,000)
Valuation technique observable parameters (Level 2)
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Net movement of Trading Assets due to liquidity testing procedures refinement	2,000
Net movement of Financial Assets at Fair Value through Other Comprehensive Income due to liquidity testing procedures refinement	9,000
Movement of Financial Assets at Fair Value through Other Comprehensive Income due to levelling methodology for Strategic Corporate Lending loans	988
Valuation technique unobservable parameters (Level 3) [Member]
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Movement of Financial Assets at Fair Value through Other Comprehensive Income due to levelling methodology for Strategic Corporate Lending loans	988
Increase in Groups level 3 balances due to market dislocations and increased market volatility caused by COVID-19 pandemic	€ 4,000